5a. INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Components of deferred taxes
	2016	2015
Deferred tax assets	$795	$626
Net operating loss carry forwards	27,958	28,201
Deferred tax liabilities: intangible assets and other	—	—
	28,753	28,827
Valuation allowance	(28,753)	(28,827)
	$0	$0

Income taxes
	2016	2015
Statutory federal tax rate	34%	34%
State taxes, net of federal benefit	4	4
Nondeductible expenses	—	—
Valuation allowance	(38)	(38)
	0%	0%